Other operating income (Details) - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Other operating income
Government grants	£ 1,874	£ 1,214
R&D tax relief	13,971	2,193
Other operating income	£ 15,845	£ 3,407